Acquisition - Additional Information (Details) - Burgundy Asset Management Ltd. - CAD ($) $ in Millions		3 Months Ended
	Nov. 01, 2025	Jan. 31, 2026
Disclosure of detailed information about business combination [line items]
Purchase price	$ 654
Cash transferred	61
Equity interests of acquirer	481
Contingent consideration recognised as of acquisition date	$ 112
Post-closing period for certain assets under management	18 months
Customer relationship intangible assets	$ 375
Goodwill	$ 319
Amortisation of intangible assets	12 years
Adjusted contingent consideration		$ 128
Increase in contingent liabilities recognised in business combination		$ 16